Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We maintain an Equity Grant Policy and do not take material nonpublic information into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation. Our Compensation Committee generally approves annual equity awards in the first quarter of the new fiscal year, which allows the Compensation Committee to review and consider the Company’s financial results from the prior fiscal year when making grants. Other than grants made in connection with hiring, promotions and retention, equity awards are generally granted to NEOs (including the CEO and CFO front-loaded equity awards in fiscal 2026) at the same time that equity awards are granted to all other employees who are eligible for such awards.
Award Timing Method	We maintain an Equity Grant Policy and do not take material nonpublic information into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation. Our Compensation Committee generally approves annual equity awards in the first quarter of the new fiscal year, which allows the Compensation Committee to review and consider the Company’s financial results from the prior fiscal year when making grants. Other than grants made in connection with hiring, promotions and retention, equity awards are generally granted to NEOs (including the CEO and CFO front-loaded equity awards in fiscal 2026) at the same time that equity awards are granted to all other employees who are eligible for such awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We maintain an Equity Grant Policy and do not take material nonpublic information into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false